Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Number of Common Shares
Number of common shares

	2025	2024
Common shares, beginning of year	767,343,863	689,271,039
Settlement of purchase contracts (a(i))	—	76,909,700
Exercise of share-based awards (b)	1,007,556	1,162,653
Conversion of convertible debentures	—	471
Common shares, end of year	768,351,419	767,343,863

Schedule of Share-based Compensation Expense
For the year ended December 31, 2025, AQN recorded $13.0 million (2024 - $18.4 million) in total share-based compensation expense as follows:

(millions of U.S. dollars)	2025	2024
Performance and restricted share units (b(i))	$10.8	$16.0
Director's deferred share units (b(iii))	1.6	1.1
Employee share purchase (b(iv))	0.5	0.6
Share options (b(v))	0.1	0.7
Total share-based compensation	$13.0	$18.4

Schedule of Performance Stock Units
A summary of the PSUs and RSUs is as follows:

(millions of dollars, except number of awards and per share amounts)	Number of awards	Weighted average grant-date fair value		Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance, January 1, 2024	3,577,747	C$	18.38	1.76	C$	29.8
Granted, including dividends	2,863,298	7.24		2.04	20.0
Exercised	(416,659)	16.66		—	3.4
Forfeited	(833,416)	11.91		—	5.3
Balance, December 31, 2024	5,190,970	C$	18.38	1.43	C$	33.1
Granted, including dividends	1,775,548	6.69		2.10	7.9
Exercised	(578,956)	13.32		—	3.9
Forfeited	(627,491)	8.94		—	5.3
Balance, December 31, 2025	5,760,071	C$	10.96	1.46	C$	48.6
Exercisable, December 31, 2025	3,459,124	C$	12.74		C$	29.2

Schedule of Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price		Weighted average remaining contractual term (years)
Balance, January 1, 2024	2,541,773	C$	14.71	5.18
Forfeited	(622,646)	15.12		—
Balance, December 31, 2024	1,919,127	C$	14.93	3.95
Forfeited	(234,899)	10.76		—
Balance, December 31, 2025	1,684,228	C$	15.52	2.64
Exercisable, December 31, 2025	1,684,228	C$	15.52	2.64

Schedule of Shares Issued and Outstanding
The Company has the following Cumulative Rate Reset Preferred Shares, Series A (the "Series A Shares") and Cumulative Rate Reset Preferred Shares, Series D (the "Series D Shares") issued and outstanding as of December 31, 2025 and 2024:

(in millions, except number of shares and per share amounts)	Number of shares	Price per share	Carrying amount C$		Carrying amount $
Series A Shares	4,800,000	C$25.00	C$	116.5	$100.5
Series D Shares	4,000,000	C$25.00	C$	97.3	$83.8
					$184.3